Cover	Jul. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2026
Entity File Number	001-42812
Entity Registrant Name	SOLSTICE ADVANCED MATERIALS INC.
Entity Central Index Key	0002064953
Entity Tax Identification Number	33-2919563
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	115 Tabor Road
Entity Address, City or Town	Morris Plains
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07950
City Area Code	973
Local Phone Number	370-8188
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SOLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false